UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments:

Putnam International Equity Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Australia (1.5%)
Asciano Group	141,748	$517,890
Australia & New Zealand Banking Group, Ltd.	562,280	11,581,377
Babcock & Brown Wind Partners	428,090	602,167
BHP Billiton, Ltd.	336,073	10,992,563
Macquarie Airports	953,435	2,812,902
Macquarie Bank, Ltd. (S)	702,848	33,909,456
Macquarie Infrastructure Group	307,862	781,739
National Australia Bank, Ltd.	45,340	1,248,619
QBE Insurance Group, Ltd.	213,407	4,329,305
Rio Tinto, Ltd.	40,606	4,543,466
St. George Bank, Ltd.	52,009	1,221,354
Suncorp-Metway, Ltd.	433,075	5,090,995
Telstra Corp., Ltd.	134,498	540,542
Woolworths, Ltd.	72,171	1,911,709
		80,084,084

Austria (1.4%)
Immoeast AG (NON)	136,533	1,314,406
Telekom Austria AG	2,070,649	42,776,788
voestalpine AG	479,027	33,264,018
		77,355,212

Belgium (0.6%)
Delhaize Group	351,925	27,681,536
InBev NV	44,507	3,915,230
UCB SA	48,940	1,699,603
		33,296,369

Brazil (0.2%)
Acucar Guarani SA (NON)	21,399	112,440
Acucar Guarani SA 144A (NON)	131,025	688,463
All America Latina Logistica SA	102,600	1,037,192
Banco do Brasil SA	75,800	1,000,479
Brasil Telecom SA (Preference)	104,600	1,152,996
Companhia Vale do Rio Doce (CVRD) ADR	71,986	2,493,595
Kroton Educacional SA (NON)	48,100	629,099
Kroton Educacional SA 144A (NON)	29,500	385,830
Petroleo Brasileiro SA ADR	28,478	2,907,889
Unibanco-Uniao de Bancos Brasileiros SA ADR	10,400	1,213,056
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference)	21,300	1,197,053
		12,818,092

Canada (0.6%)
Agnico-Eagle Mines, Ltd.	900	60,945
Agrium, Inc.	5,100	316,288
Astral Media, Inc.	11,300	428,545
Bank of Montreal	20,099	898,307
Bank of Nova Scotia	10,970	496,696
Barrick Gold Corp.	26,654	1,163,536
Brookfield Asset Management, Inc. Class A	2,400	64,570
Brookfield Properties Corp.	2,305	44,392
CAE, Inc.	8,800	99,547
Canadian Imperial Bank of Commerce	19,394	1,246,905
Canadian National Railway Co.	1,200	58,092
Canadian Natural Resources, Ltd.	7,250	495,533
CGI Group, Inc. (NON)	79,300	840,745
EnCana Corp.	30,260	2,301,655
First Quantum Minerals, Ltd.	6,759	547,242
Goldcorp, Inc. (New York Exchange)	1,900	73,719
Husky Energy, Inc.	24,502	957,821
Iamgold Corp.	32,700	242,046
Imperial Oil, Ltd. (Toronto Exchange)	6,619	346,369
Industrial Alliance Insurance and Financial Services,
Inc.	19,600	722,155
ING Canada, Inc.	70,400	2,498,683
Linamar Corp.	16,700	223,186
Magna International, Inc. Class A	4,628	335,993
Major Drilling Group International (NON)	1,400	72,853
Manitoba Telecom Services, Inc.	11,132	424,014
Manulife Financial Corp.	17,287	660,642
Methanex Corp.	11,600	304,640
National Bank of Canada	12,442	578,957
Nexen, Inc.	55,400	1,641,362
Petro-Canada	26,841	1,167,522
Potash Corp. Of Saskatchewan, Inc.	11,890	1,844,621
Research in Motion, Ltd. (NON)	24,903	2,797,439
Royal Bank of Canada	15,611	728,088
Russel Metals, Inc.	7,300	186,317
Saputo, Inc.	30,592	823,642

Sun Life Financial Services of Canada, Inc.	12,900	602,151
Suncor Energy, Inc.	24,183	2,333,621
Teck Cominco, Ltd. Class B	87,093	3,565,552
Transat A.T., Inc. Class A	10,300	230,425
TransCanada Corp.	33,367	1,283,596
TSX Group, Inc.	13,900	524,985
Yamana Gold, Inc.	25,600	374,999
		34,608,396

China (1.0%)
Aluminum Corp. of China, Ltd.	504,000	814,721
Angang Steel Co., Ltd.	454,000	1,036,087
China Petroleum & Chemical Corp.	41,196,000	35,255,501
China Petroleum & Chemical Corp. ADR (S)	123,771	10,641,831
China Shenhua Energy Co., Ltd.	725,000	2,897,317
Dongfeng Motor Group Co., Ltd.	1,420,000	638,637
Focus Media Holding, Ltd. ADR (NON) (S)	76,700	2,696,005
Guangzhou R&F Properties Co., Ltd.	437,200	1,160,106
Industrial & Commercial Bank of China	2,071,000	1,442,371
		56,582,576

Denmark (--%)
Genmab A/S (NON)	4,850	246,401

Egypt (--%)
Orascom Telecom Holding SAE GDR	15,888	1,080,384

Finland (2.0%)
Metso Corp.	42,400	2,288,516
Nokia OYJ	3,458,467	109,381,379
Wartsila OYJ Class B	17,600	1,187,438
		112,857,333

France (11.3%)
Air France-KLM	1,462,832	41,186,164
Alcatel SA	291,836	1,667,284
Alstom	10,981	2,379,785
Axa SA	1,375,077	49,891,669
BNP Paribas SA	1,290,752	130,148,070
Bouygues SA	34,938	2,218,799
EDF Energies Nouvelles SA	25,173	1,541,050
Electricite de France	47,212	4,106,245
France Telecom SA	75,670	2,543,697
Lafarge SA	16,444	2,858,864
Pinault-Printemps-Redoute SA	17,767	2,631,543
Renault SA	722,195	79,897,747
Sanofi-Aventis	33,363	2,502,094
Societe Generale	55,949	5,476,286
Societe Generale NV New (NON)	8,512	818,780
Suez SA	1,169,937	76,754,622
Total SA	2,203,789	163,606,051
Vivendi SA	1,686,326	65,868,652
		636,097,402

Germany (10.0%)
Adidas-Salomon AG	51,250	3,405,973
Allianz SE	703,465	139,308,958
BASF AG	821,205	110,563,955
Bayerische Motoren Werke (BMW) AG	38,800	2,142,583
Beiersdorf AG	153,125	12,878,161
Commerzbank AG	1,107,331	34,602,278
DaimlerChrysler AG	14,572	1,245,316
Deutsche Post AG	1,364,370	41,665,363
Deutsche Telekom AG	44,700	744,255
E.On AG	44,695	8,271,245
Merck KGaA	181,307	22,338,849
Merck KGaA 144A	122,503	15,093,604
Porsche AG (Preference)	207,546	37,923,634
Praktiker Bau- und Heimwerkermaerkte AG	864,237	23,091,484
RWE AG	515,543	63,349,229
Salzgitter AG	170,614	29,670,092
Siemens AG	40,463	4,383,900
ThyssenKrupp AG	39,500	2,259,162
Tognum AG (NON)	213,351	4,676,910
Tognum AG 144A (NON)	22,100	484,458
Wincor Nixdorf AG	15,004	1,200,541
		559,299,950

Greece (2.6%)
Coca-Cola Hellenic Bottling Co., SA	60,375	2,810,873
EFG Eurobank Ergasias	1,544,875	46,909,462
Hellenic Telecommunication Organization (OTE) SA	2,301,417	65,305,092
National Bank of Greece SA	555,860	29,317,971
		144,343,398

Hong Kong (2.0%)
BOC Hong Kong Holdings, Ltd.	17,821,000	42,914,027
China Mobile, Ltd.	68,000	1,011,848

China Mobile, Ltd. ADR	13,600	1,020,136
Esprit Holdings, Ltd.	447,000	5,364,781
Hong Kong Exchanges and Clearing, Ltd.	233,000	4,000,000
Hutchison Whampoa, Ltd.	3,511,000	33,227,770
Wharf (Holdings), Ltd.	5,646,625	26,592,584
		114,131,146

India (0.1%)
Bank of India	122,136	771,057
Bharti Airtel, Ltd. (NON)	5,366	110,524
Satyam Computer Services., Ltd.	88,538	874,786
Sesa GOA, Ltd.	13,658	1,073,012
		2,829,379

Indonesia (--%)
Bank Rakyat Indonesia	1,387,500	950,136
PT Astra International, Inc.	388,500	1,024,035
		1,974,171

Ireland (1.8%)
Allied Irish Banks PLC	4,523,821	96,383,173
CRH PLC	55,492	2,108,866
Smurfit Kappa PLC (NON)	98,666	1,188,103
Smurfit Kappa PLC 144A (NON)	5,989	72,118
		99,752,260

Israel (--%)
Teva Pharmaceutical Industries, Ltd. ADR (S)	34,330	1,585,703

Italy (2.8%)
Enel SpA	11,375,415	120,642,009
Finmeccanica SpA	260,846	8,867,311
Intesa Sanpaolo SpA	966,755	6,812,397
Saipem SpA	43,218	1,745,408
Saras SpA	2,197,912	11,230,061
UniCredito Italiano SpA	1,107,000	7,407,566
		156,704,752

Japan (18.2%)
Advantest Corp.	40,500	1,049,865
Aeon Co., Ltd.	1,987,900	23,682,563
Aeon Co., Ltd. 144A	3,900	46,462
Astellas Pharma, Inc.	1,955,600	75,698,115
Bridgestone Corp.	474,000	8,066,366
Canon, Inc.	75,842	3,490,922
Chiba Bank, Ltd. (The)	174,000	1,181,288
Chiyoda Corp.	3,451,000	31,319,244
Chubu Electric Power, Inc.	51,600	1,288,448
Chugai Pharmaceutical Co., Ltd.	133,100	1,504,249
Credit Saison Co., Ltd.	50,000	1,393,903
Daito Trust Construction Co., Ltd.	1,157,900	59,683,173
Daiwa Securities Group, Inc.	208,000	1,802,166
Dowa Mining Co., Ltd.	326,000	1,932,070
East Japan Railway Co.	12,971	107,831,518
Electric Power Development Co.	19,200	691,215
Fanuc, Ltd.	32,200	3,061,131
Fuji Photo Film Cos., Ltd.	50,500	1,787,655
Fuji Television Network, Inc.	350	515,945
Glory, Ltd.	119,000	2,529,884
Hogy Medical Co., Ltd.	28,700	1,476,444
Honda Motor Co., Ltd.	303,700	8,664,526
Japan Tobacco, Inc.	10,209	51,085,951
JFE Holdings, Inc.	956,200	42,382,712
Kansai Electric Power, Inc.	12,300	305,897
KDDI Corp.	207	1,264,170
Keyence Corp.	3,800	873,406
Komatsu, Ltd.	217,200	6,022,443
Kubota Corp.	157,000	974,559
Lawson, Inc.	162,200	7,173,105
Matsushita Electric Industrial Co., Ltd.	3,651,000	79,083,032
Mitsubishi Corp.	2,372,900	71,624,840
Mitsubishi UFJ Financial Group, Inc.	945,600	8,154,994
Mitsui & Co., Ltd.	247,000	5,003,410
Mitsui Fudosan Co., Ltd.	293,000	5,814,751
Mitsui O.S.K. Lines, Ltd.	4,340,000	52,443,843
NET One Systems Co., Ltd.	4,512	5,293,863
Nintendo Co., Ltd.	6,900	3,556,558
Nippon Electric Glass Co., Ltd.	3,046,000	47,070,658
Nippon Telegraph & Telephone (NTT) Corp.	395	1,703,269
NSK, Ltd.	5,712,000	43,246,691
NTT DoCoMo, Inc.	1,007	1,524,840
Obic Co., Ltd.	10,750	1,905,937
Ono Pharmaceutical Co., Ltd.	32,600	1,575,732
Onward Kashiyama Co., Ltd.	929,000	9,483,775
ORIX Corp.	258,390	35,239,711
Rohm Co., Ltd.	6,500	402,176
Sankyo Co., Ltd.	45,300	2,689,290
Shinko Electric Industries	251,200	2,833,935
Sony Corp.	29,700	1,182,401

Sumitomo Electric Industries, Ltd.	488,100	6,177,118
Sumitomo Mitsui Financial Group, Inc.	1,308	8,604,573
Suruga Bank, Ltd. (The)	543,000	6,844,675
Suzuken Co., Ltd.	205,500	8,449,158
Suzuki Motor Corp.	2,100,600	52,978,430
TDK Corp.	5,500	324,860
Terumo Corp.	775,200	40,423,586
Toho Gas Co., Ltd.	92,000	442,840
Tohoku Electric Power Co., Inc.	20,200	493,251
Tokyo Electric Power Co.	35,400	946,059
Tokyo Gas Co., Ltd.	14,036,000	56,723,907
Toshiba Corp.	177,000	1,182,130
Toyo Suisan Kaisha, Ltd.	38,000	571,600
Toyota Motor Corp.	125,500	6,254,864
Trend Micro, Inc.	111,500	4,371,891
		1,023,402,043

Kazakhstan (--%)
KazMunaiGas Exploration Production GDR	49,850	1,248,743

Luxembourg (0.1%)
Arcelor Mittal	69,918	5,725,781
Tenaris SA ADR	27,600	1,375,860
		7,101,641

Malaysia (0.4%)
Genting Berhad	653,800	1,339,503
Tenaga Nasional Berhad	8,793,600	20,216,753
		21,556,256

Mexico (0.1%)
America Movil SAB de CV ADR Ser. L	15,700	999,933
Cemex SA de CV ADR (NON) (S)	34,200	893,304
Grupo Televisa SA de CV ADR	54,000	1,308,960
		3,202,197

Netherlands (2.1%)
Akzo Nobel NV	493,032	39,543,200
ING Groep NV	1,917,676	71,788,017
Koninklijke (Royal) KPN NV	183,095	3,091,878
TNT NV	82,377	3,059,074
Unilever NV	67,049	2,250,722
		119,732,891

New Zealand (--%)
Telecom Corp. of New Zealand, Ltd.	154,884	455,072

Norway (3.8%)
DnB Holdings ASA	6,176,434	93,755,076
Fred Olsen Energy ASA	50,500	2,865,937
Petroleum Geo-Services ASA	145,381	3,597,126
Schibsted ASA	45,704	1,364,191
Statoil ASA	3,664,767	109,819,229
Telenor ASA	51,000	976,455
		212,378,014

Philippines (--%)
Globe Telecom, Inc.	24,530	884,043
Philippine Long Distance	3,160	213,012
		1,097,055

Poland (--%)
Globe Trade Centre SA (NON)(R)	74,571	1,255,301

Russia (1.5%)
CTC Media, Inc. (NON)	34,000	943,500
Gazprom	450,482	5,712,112
Lukoil	641,595	54,856,373
Lukoil ADR	197,760	16,809,600
MMC Norilsk Nickel ADR	47,940	1,351,908
Mobile Telesystems ADR	15,455	1,172,262
TMK OAO 144A GDR	21,870	710,775
		81,556,530

Singapore (3.0%)
Chartered Semiconductor Manufacturing, Ltd. (NON)	37,077,000	19,501,469
SembCorp Industries, Ltd.	122,580	361,942
Singapore Airlines, Ltd.	5,536,800	62,662,565
Singapore Exchange, Ltd.	2,983,000	16,230,775
Singapore Telecommunications, Ltd.	580,700	1,647,226
StarHub, Ltd.	1,534,271	3,383,767
StarHub, Ltd. 144A	734,369	1,619,618
United Overseas Bank, Ltd.	4,426,000	61,457,951
		166,865,313

South Africa (0.1%)
Impala Platinum Holdings, Ltd.	26,251	1,014,303

Murray & Roberts Holdings, Ltd.	80,817	952,760
Naspers, Ltd. Class N	61,921	1,077,791
Sasol, Ltd.	30,415	1,458,930
		4,503,784

South Korea (1.6%)
Hyundai Steel Co.	13,040	912,708
LG Chemical, Ltd.	347,670	25,984,830
LG Electronics, Inc.	7,790	999,222
LG Engineering & Construction, Ltd.	8,484	1,242,481
Samsung Electronics Co., Ltd.	89,088	56,056,786
Samsung Engineering Co., Ltd.	13,030	1,209,430
Samsung Heavy Industries Co., Ltd.	30,770	980,500
Shinhan Financial Group Co., Ltd.	75,890	4,008,733
		91,394,690

Spain (4.5%)
Banco Santander Central Hispano SA	6,436,729	128,199,585
Iberdrola SA	414,888	6,429,903
Industria de Diseno Textil (Inditex) SA	65,606	3,643,551
Telefonica SA	3,906,966	112,220,722
		250,493,761

Sweden (1.5%)
Hennes & Mauritz AB Class B	485,702	29,842,813
Modern Times Group AB Class B	51,295	3,574,805
Sandvik AB	39,400	684,799
Swedbank AB	115,600	3,240,030
Telefonaktiebolaget LM Ericsson AB Class B	23,051,884	45,246,186
Volvo AB Class B	139,450	2,112,701
		84,701,334

Switzerland (12.4%)
ABB, Ltd.	59,839	1,606,230
Addax Petroleum Corp.	19,539	774,452
Arpida, Ltd. (NON)	11,437	160,638
Basilea Pharmaceutical AG (NON)	1,856	270,963
Basilea Pharmaceutical AG 144A (NON)	353	51,535
Credit Suisse Group	806,563	41,050,906
Julius Baer Holding, Ltd. Class B	42,463	3,129,573
Nestle SA	394,661	197,191,423
Nobel Biocare Holding AG	9,399	2,186,034
Novartis AG	2,310,191	118,393,800
Roche Holding AG	850,241	159,998,030
Santhera Pharmaceuticals (NON)	3,528	266,234
Speedel Holding AG (NON) (S)	1,734	157,128
Straumann Holding AG	3,047	869,739
Swisscom AG	161,402	55,293,023
Xstrata PLC (London Exchange)	73,455	5,136,696
Zurich Financial Services AG	348,013	109,586,252
		696,122,656

Taiwan (0.1%)
AU Optronics Corp.	798,837	1,386,148
China Steel Corp.	907,000	1,433,473
Chunghwa Telecom Co., Ltd.	335,817	883,467
Chunghwa Telecom Co., Ltd. ADR	14,200	369,484
Taiwan Semiconductor Manufacturing Co., Ltd.	464,639	965,353
Wistron Corp.	774,842	1,234,808
		6,272,733

Thailand (--%)
PTT PCL	105,200	1,056,346

Turkey (--%)
Turkiye Garanti Bankasi AS	199,848	900,554

United Arab Emirates (0.1%)
Air Arabia (NON)	2,314,173	1,172,180
DP World, Ltd. (NON)	2,419,380	2,298,411
DP World, Ltd. 144A (NON)	800,000	760,000
National Central Cooling Co. (TABREED) (NON)	1,533,741	1,002,418
		5,233,009

United Kingdom (12.4%)
BAE Systems PLC	7,343,547	70,652,646
Barclays PLC	245,273	2,202,952
Barratt Developments PLC	125,235	1,026,735
BAT Industries PLC	2,049,283	76,833,474
BHP Billiton PLC	2,917,317	86,473,258
BP PLC	15,884,939	161,254,751
British Sky Broadcasting PLC	292,295	3,225,103
Britvic PLC	1,256,760	7,942,543
Cookson Group PLC	116,211	1,529,933
CSR PLC (NON)	39,981	258,421
Davis Service Group PLC	351,497	3,442,751
GKN PLC	1,280,890	7,726,796
GlaxoSmithKline PLC	512,173	10,825,074

IMI PLC			358,666	3,233,850
Lloyds TSB Group PLC			698,056	6,242,001
Michael Page International PLC			212,280	1,272,133
Premier Farnell PLC			371,516	1,312,998
Premier Foods PLC			2,961,604	6,591,289
Prudential PLC			434,977	5,739,464
Reckitt Benckiser PLC			2,051,860	113,544,099
Reed Elsevier PLC			204,355	2,597,170
Rio Tinto PLC			1,024,701	106,317,536
Standard Chartered PLC			117,134	3,999,200
Tesco PLC			209,140	1,571,569
Unilever PLC			39,193	1,320,258
Vodafone Group PLC			2,681,856	8,023,830
WM Morrison Supermarkets PLC			378,724	2,059,320
				697,219,154

Total common stocks (cost $5,125,228,934)				$5,603,396,085

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aldar Properties 144A (United Arab Emirates)	6/20/08	-	504,179	$1,407,315
Fuji Television Network, Inc. 144A (issued by Merrill
Lynch International & Co.) (Japan)	11/20/08	-	131	192,840
MSCI India Trust 144A (issued by Merrill Lynch
International & Co.)	10/09/08	-	4,777	2,305,519

Total warrants (cost $4,210,076)				$3,905,674

INVESTMENT COMPANIES (--%)(a) (cost $604,001)
			Shares	Value

iShares MSCI Taiwan Index Fund			35,500	$562,675

SHORT-TERM INVESTMENTS (1.0%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.35% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$23,909,796	$23,898,280
Interest in $420,000,000 joint tri-party repurchase
agreement dated March 31, 2008 with Deutsche Bank Sec,
Inc., due April 1, 2008 -- maturity value
of $19,601,361 for an effective yield of 2.5%
(collateralized by various mortgage backed securities
with coupon rates of 5.00% and due dates ranging from
January 1, 2036 to February 1, 2037 valued
at $426,400,001)			19,600,000	19,600,000
U.S. Treasury Bills for an effective yield of 1.38% to
1.50%, September 18, 2008			6,255,000	6,210,696
Putnam Prime Money Market Fund (e)			7,958,775	7,958,775

Total short-term investments (cost $57,667,751)				$57,667,751

TOTAL INVESTMENTS

Total investments (cost $5,187,710,762)(b)				$5,665,532,185

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $1,317,501,481) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$451,668,664	$437,166,864	4/16/08	$14,501,800
British Pound	706,673,897	707,767,740	6/18/08	(1,093,843)
Euro	43,216,790	42,948,515	6/18/08	268,275
Japanese Yen	43,304,683	42,810,776	5/21/08	493,907
Norwegian Krone	40,563,828	40,017,162	6/18/08	546,666
Swiss Franc	47,813,724	46,790,424	6/18/08	1,023,300

Total				$15,740,105

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $1,285,889,751) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,641,227	$12,429,920	4/16/08	$(211,307)
Canadian Dollar	27,049,285	27,825,604	4/16/08	776,319
Euro	479,244,139	465,556,715	6/18/08	(13,687,424)
Hong Kong Dollar	100,397,248	100,179,643	5/21/08	(217,605)
Japanese Yen	241,803,998	227,117,449	5/21/08	(14,686,549)
Norwegian Krone	14,814,758	14,799,111	6/18/08	(15,647)
Swedish Krona	47,974,248	46,270,187	6/18/08	(1,704,061)
Swiss Franc	406,598,602	391,711,122	6/18/08	(14,887,480)

Total				$(44,633,754)

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $29,524) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Research in Motion, Ltd. Call Option	$9,066	Apr-08 / $120.00	$54,320
Research in Motion, Ltd. Put Option	3,800	Apr-08 / 90.00	3,622

Total			$57,942

NOTES

(a) Percentages indicated are based on net assets of $5,613,381,438.

(b) The aggregate identified cost on a tax basis is $5,199,934,379, resulting in gross unrealized appreciation and depreciation of $867,592,315 and $401,994,509, respectively, or net unrealized appreciation of $465,597,806.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $23,011,540. The fund received cash collateral of $23,898,280 which is pooled with collateral of other Putnam funds into 57 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,078,652 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,209,300,355 and $1,274,443,184, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $34,225,926 have been designated as collateral for open forward contracts, written options and structured notes.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at March 31, 2008 (as a percentage of net assets):

Banking	13.5%
Oil & gas	10.5

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 30, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 30, 2008